UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.



                       THE ADVISORS' INNER CIRCLE FUND II


                       UCM INSTITUTIONAL MONEY MARKET FUND


                   SEMI-ANNUAL REPORT        JANUARY 31, 2006



















                                            INVESTMENT ADVISER:
                                            UTENDAHL CAPITAL MANAGEMENT L.P.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets ...................................................    1

Statement of Operations ...................................................    6

Statement of Changes in Net Assets ........................................    7

Financial Highlights ......................................................    8

Notes to Financial Statements .............................................    9

Disclosure of Fund Expenses ...............................................   13

Approval of Investment Advisory Agreement .................................   15

--------------------------------------------------------------------------------







The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-UCM-6018; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2006
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Plot points follow:

32.6% U.S. Government Agency Obligations
30.6% Financials
20.2% Repurchase Agreement
 7.8% Industrials
 4.4% Certificates of Deposit
 4.4% Energy
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMERCIAL PAPER (A) -- 42.8%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT        VALUE
                                                        --------     ---------
BANKS -- 3.4%
   PNC Bank
      4.467%, 02/23/06 .............................  $ 3,000,000  $  2,991,842
   Royal Bank of Scotland
      4.370%, 03/14/06 .............................    3,000,000     2,985,223
   Societe Generale
      4.320%, 02/22/06 .............................    1,100,000     1,097,254
      4.403%, 03/06/06 .............................    1,534,000     1,527,869
      4.427%, 03/17/06 .............................      500,000       497,323
                                                                   ------------
                                                                      9,099,511
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   New York Times
      4.337%, 02/15/06 .............................    3,000,000     2,994,960
                                                                   ------------
CHEMICALS -- 1.1%
   Honeywell
      4.470%, 02/07/06 .............................    3,000,000     2,997,765
                                                                   ------------
COMPUTERS & SERVICES -- 1.1%
   IBM Capital
      4.373%, 03/08/06 .............................    3,000,000     2,987,371
                                                                   ------------
CONSUMER PRODUCTS -- 3.3%
   Colgate
      4.250%, 02/01/06 .............................    3,000,000     3,000,000
   Harley-Davidson
      4.344%, 03/10/06 .............................    3,000,000     2,986,711
   Unilever
      4.367%, 02/21/06 .............................    3,000,000     2,992,750
                                                                   ------------
                                                                      8,979,461
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2006
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT        VALUE
                                                        --------     ---------
ELECTRICAL SERVICES -- 3.3%
   Florida Power
      4.360%, 02/08/06 .............................  $ 3,000,000  $  2,997,462
   National Rural
      4.437%, 02/21/06 .............................    3,000,000     2,992,633
   Southern Company Funding
      4.440%, 02/14/06 .............................    3,000,000     2,995,201
                                                                   ------------
                                                                      8,985,296
                                                                   ------------
FINANCE -- 24.0%
   Atomium Funding
      4.560%, 04/12/06 .............................    3,000,000     2,973,692
   Barton Capital
      4.470%, 02/01/06 .............................    6,000,000     6,000,000
      4.410%, 03/10/06 .............................    3,000,000     2,986,495
   CAFCO
      4.480%, 02/01/06 .............................    3,000,000     3,000,000
      4.410%, 02/28/06 .............................    3,000,000     2,990,145
   Caterpillar
      4.300%, 02/21/06 .............................    3,000,000     2,992,883
   CIT Group
      4.397%, 03/03/06 .............................    3,000,000     2,989,125
   Citigroup
      4.398%, 03/09/06 .............................    3,000,000     2,986,950
   CRC Funding
      4.419%, 03/03/06 .............................    3,000,000     2,989,025
   Dollar Thrifty
      4.390%, 02/07/06 .............................    3,000,000     2,997,815
      4.510%, 02/23/06 .............................    3,000,000     2,991,750
   Edison Asset
      4.275%, 02/13/06 .............................    3,000,000     2,995,770
   General Electric Capital
      4.409%, 03/13/06 .............................    3,000,000     2,985,467
   Goldman Sachs
      4.340%, 02/21/06 .............................    3,000,000     2,992,833
   ING Funding
      4.370%, 02/02/06 .............................     200,000        199,976
      4.410%, 03/03/06 .............................    1,800,000     1,793,445
   International Lease
      4.234%, 02/06/06 .............................    3,000,000     2,998,254
      4.520%, 03/10/06 .............................    3,000,000     2,986,125


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2006
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT        VALUE
                                                        --------     ---------
FINANCE -- CONTINUED
   Prudential
      4.387%, 02/28/06 .............................  $ 3,000,000  $  2,990,213
   Sheffield Receivables
      4.436%, 02/15/06 .............................    3,000,000     2,994,843
   UBS Finance
      4.640%, 02/28/06 .............................      400,000       398,686
      4.418%, 07/17/06 .............................    3,000,000     2,937,335
   Windmill Funding
      4.337%, 02/07/06 .............................    3,000,000     2,997,840
                                                                   ------------
                                                                     65,168,667
                                                                   ------------
FOOD & BEVERAGES -- 1.1%
   Hershey
      4.264%, 02/01/06 .............................    3,000,000     3,000,000
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 1.1%
   Pfizer
      4.400%, 03/15/06 .............................    3,000,000     2,984,705
                                                                   ------------
OFFICE AUTOMATION & EQUIPMENT -- 1.1%
   Pitney Bowes
      4.270%, 02/06/06 .............................    3,000,000     2,998,225
                                                                   ------------
OIL & GAS -- 1.1%
   Shell Finance
      4.356%, 02/17/06 .............................    3,000,000     2,994,213
                                                                   ------------
RETAIL -- 1.1%
   Wal-Mart Stores
      4.444%, 02/07/06 .............................    3,000,000     2,997,780
                                                                   ------------
   TOTAL COMMERCIAL PAPER
      (Cost $116,187,954)                                           116,187,954
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2006
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.6%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT        VALUE
                                                        --------     ---------
   FHLB
      4.222%, 02/03/06 (A) .........................  $ 3,000,000  $  2,999,300
      3.030%, 02/03/06 .............................    5,000,000     4,999,637
      4.296%, 02/06/06 (A) .........................    8,000,000     7,995,233
      4.296%, 03/01/06 (A) .........................    3,180,000     3,169,464
      4.290%, 03/29/06 (A) .........................    8,000,000     7,947,111
      4.360%, 03/31/06 (A) .........................    2,000,000     1,986,209
   FHLMC
      4.400%, 02/28/06 (A) .........................    6,000,000     5,980,245
      4.313%, 03/16/06 (A) .........................    9,000,000     8,953,990
      4.320%, 03/28/06 (A) .........................    6,300,000     6,258,686
      4.394%, 03/30/06 (A) .........................    6,000,000     5,958,580
      4.500%, 04/25/06 (A) .........................    1,000,000       989,740
   FNMA
      4.350%, 03/22/06 (A) .........................  11,000,000     10,935,320
      4.370%, 03/29/06 (A) .........................    1,500,000     1,489,879
      4.420%, 03/30/06 (A) .........................    8,000,000     7,944,393
      3.010%, 06/02/06 .............................    5,000,000     4,974,689
      5.250%, 06/15/06 .............................    1,000,000     1,002,496
   IBRD
      4.190%, 02/03/06 (A) .........................    5,000,000     4,998,839
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $88,583,811) ...........................                 88,583,811
                                                                   ------------

--------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT -- 4.4%
--------------------------------------------------------------------------------
BANKS -- 4.4%
   Barclays
      4.300%, 02/03/06 .............................    3,000,000     2,999,997
   HSBC Bank
      4.250%, 02/09/06 .............................    3,000,000     3,000,000
   SunTrust Bank
      4.600%, 07/05/06 .............................    3,000,000     3,000,000
   Wilmington Trust
      4.350%, 02/01/06 .............................    3,000,000     3,000,000
                                                                   ------------
                                                                     11,999,997
                                                                   ------------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $11,999,997) ...........................                 11,999,997
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2006
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 20.3%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT        VALUE
                                                        --------     ---------
   Goldman Sachs,
      4.420%, dated 01/31/06, repurchased
      on 02/01/06, repurchase price $54,942,704
      (collateralized by U.S. Government obligations,
      ranging in par value $5,705,000-$50,000,000,
      4.020%-4.546%, 06/12/06-08/10/06; with total
      market value $56,037,841)
      (Cost $54,935,959) ...........................  $54,935,959  $ 54,935,959
                                                                   ------------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $271,707,721) ..........................                271,707,721
                                                                   ============
 OTHER ASSETS AND LIABILITIES -- (0.1%)
   Administration Fees Payable .....................                    (20,430)
   Investment Advisory Fees Payable ................                     (3,085)
   Trustees' Fees Payable ..........................                     (1,118)
   Other Assets and Liabilities, Net ...............                   (223,200)
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                   (247,833)
                                                                   ------------
   NET ASSETS -- 100.0% ............................               $271,459,888
                                                                   ============
                                                                   ------------
--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
   Paid-in-Capital                                                 $271,460,233
   Accumulated Net Realized Loss on Investments ....                       (345)
                                                                   ------------
   NET ASSETS ......................................               $271,459,888
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...                 271,460,233
                                                                   ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class Shares ...                      $1.00
                                                                          =====
  (A)  THE  RATE  REPORTED  IS THE  EFFECTIVE  YIELD AT TIME OF  PURCHASE.
FHLB   FEDERAL HOME LOAN BANK
FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
 FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
 IBRD  INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          UCM INSTITUTIONAL
                                                            MONEY MARKET FUND
                                                            FOR THE PERIOD ENDED
                                                            JANUARY 31, 2006*
                                                            (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest Income ...................................................  $2,688,717
                                                                     ----------
   TOTAL INVESTMENT INCOME ........................................   2,688,717
                                                                     ----------
EXPENSES
Investment Advisory Fees ..........................................     161,960
Administration Fees ...............................................      50,647
Trustees' Fees ....................................................       2,403
Registration Fees .................................................      23,554
Transfer Agent Fees ...............................................      21,353
Offering Costs ....................................................      13,352
Legal Fees ........................................................      11,063
Custodian Fees ....................................................       7,025
Audit Fees ........................................................       6,722
Printing Fees .....................................................       4,005
Insurance and Other Expenses ......................................       7,223
                                                                     ----------
   TOTAL EXPENSES .................................................     309,307
                                                                     ----------
Less: Waiver of Investment Advisory Fees ..........................    (161,960)
Reimbursement by Investment Adviser ...............................     (30,737)
                                                                     ----------
   NET EXPENSES ...................................................     116,610
                                                                     ----------
NET INVESTMENT INCOME .............................................   2,572,107
                                                                     ----------
NET REALIZED LOSS ON INVESTMENTS ..................................        (345)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............  $2,571,762
                                                                     ==========
 *Commenced operations on September 23, 2005.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND



--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      PERIOD
                                                                       ENDED
                                                                    JANUARY 31,
                                                                       2006*
                                                                    (UNAUDITED)
                                                                   ------------
OPERATIONS:
   Net Investment Income ........................................  $  2,572,107)
   Net Realized Loss on Investments .............................          (345)
                                                                   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     2,571,762
                                                                   ------------
DIVIDENDS:
   Net Investment Income ........................................    (2,572,107)
                                                                   ------------
     TOTAL DIVIDENDS ............................................    (2,572,107)
                                                                   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................   305,020,080
   In Lieu of Cash Distributions ................................     1,843,728
   Redeemed .....................................................   (35,403,575)
                                                                   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...   271,460,233
                                                                   ------------
     TOTAL INCREASE IN NET ASSETS ...............................   271,459,888
                                                                   ------------
NET ASSETS:
   Beginning of Period ..........................................            --
   End of Period ................................................  $271,459,888
                                                                   ============
SHARE TRANSACTIONS:
   Issued .......................................................   305,020,080
   In Lieu of Cash Distributions ................................     1,843,728
   Redeemed .....................................................   (35,403,575)
                                                                   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ...   271,460,233
                                                                   ============
 * COMMENCED  OPERATIONS ON SEPTEMBER 23, 2005.
AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND



--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     PERIOD
                                                                     ENDED
                                                               JANUARY 31, 2006*
                                                                  (UNAUDITED)
                                                               -----------------

Net Asset Value, Beginning of Period                                $  1.00
                                                                    -------
Income from Operations:
   Net Investment Income                                               0.01
   Net Realized Loss                                                     --
                                                                    -------
Total from Operations                                                  0.01
                                                                    -------
Dividends:
   Net Investment Income                                              (0.01)
                                                                    -------
Total Dividends                                                       (0.01)
                                                                    -------
Net Asset Value, End of Period                                      $  1.00
                                                                    =======
TOTAL RETURN+                                                          1.40%***
                                                                    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                               $271,460
Ratio of Expenses to Average Net Assets                                0.18%**
Ratio of Expenses to Average Net Assets (without waivers
   and reimbursements)                                                 0.48%**
Ratio of Net Investment Income to Average Net Assets                   3.97%**

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED
    AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
    ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  * COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.
 ** ANNUALIZED.
*** NOT ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2006
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nine funds. The financial statements herein are those of the UCM Institutional Money Market Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The Trust is authorized to offer shares of the Fund in Institutional Shares. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared daily and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on September 23, 2005, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months beginning with inception. As of January 31, 2006, $21,486 remained to be amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION AND TRANSFER AGENT AGREEMENTS:

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.10% on the first $100 million of the Funds average daily net assets; 0.08% on the next $150 million of the Funds average daily net assets;
     0.06% on the next $250 million of the Funds average daily net assets; 0.04% on all Funds average daily net assets over $500 million

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
The Fund is subject to a minimum annual administrative fee of $100,000. There is also a minimum annual administration fee of $80,000 per additional fund and $15,000 per additional class. For the period ended January 31, 2006, the Fund paid the Administrator 0.08% of the average daily net assets.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Utendahl Capital Management L.P. (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Fund to 0.18% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
7. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. OTHER:

At January 31, 2006, 22% of the total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------
NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.
--------------------------------------------------------------------------------
                                     BEGINNING    ENDING               EXPENSE
                                      ACCOUNT     ACCOUNT   ANNUALIZED   PAID
                                       VALUE       VALUE     EXPENSE    DURING
                                      09/23/05    01/31/06    RATIOS    PERIOD
--------------------------------------------------------------------------------
UCM INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN              $1,000.00   $1,014.00     0.18%    $0.65*
HYPOTHETICAL 5% RETURN                1,000.00    1,017.30     0.18      0.65
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 131/365.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. At its May 17, 2005 meeting, the Board considered the approval of the Advisory Agreement for an initial term of two years. In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; and (b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Fund, as discussed in further detail below. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to approve the Advisory Agreement.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services to be provided to the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)
--------------------------------------------------------------------------------
those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees, did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale. Because the Fund is a money market fund, the Board did not consider the Adviser's policies with respect to using commissions generated from portfolio transactions to pay for brokerage and research services.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously (with one independent Trustee abstaining): (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                       UCM INSTITUTIONAL MONEY MARKET FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-UCM-6018

                                    ADVISER:
                        Utendahl Capital Management L.P.
                           30 Broad Street, 21st Floor
                               New York, NY 10004

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004














          This information must be preceded or accompanied by a current prospectus for the Fund.

UCM-SA-001-0100

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrants' Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ James F. Volk
                                              --------------------------------
                                              James F. Volk, President

Date March 30, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------------
                                              James F. Volk, President

Date March 30, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              --------------------------
                                              Michael Lawson, Controller and CFO

Date March 30, 2006
* Print the name and title of each signing officer under his or her signature.